AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks — 98.9%
Austria — 0.3%
Erste Group Bank AG	57,778	$2,538,776
Canada — 2.7%
Canadian National Railway Co.	122,620	14,181,003
Canadian Pacific Railway Ltd.(a)	98,866	6,433,211
		20,614,214
Denmark — 0.5%
Carlsberg A/S (Class B Stock)	23,381	3,817,857
France — 8.3%
Air Liquide SA	39,436	6,324,366
Danone SA	192,034	13,114,147
EssilorLuxottica SA	16,100	3,080,865
Hermes International	1,774	2,449,864
Legrand SA	89,487	9,584,413
LVMH Moet Hennessy Louis Vuitton SE	23,747	16,965,782
Pernod Ricard SA	52,483	11,573,981
		63,093,418
Germany — 3.8%
Bayer AG	135,091	7,338,277
Brenntag SE	43,090	4,011,678
Deutsche Boerse AG	21,002	3,409,143
Merck KGaA	50,443	10,947,539
MTU Aero Engines AG	15,440	3,482,304
		29,188,941
Israel — 0.9%
Check Point Software Technologies Ltd.*	62,197	7,030,749
Japan — 2.2%
Hoya Corp.	31,000	4,839,480
Kubota Corp.	413,900	8,826,169
Olympus Corp.	137,500	3,017,231
		16,682,880
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	209,364	1,341,800
Netherlands — 2.7%
Akzo Nobel NV	74,364	8,119,766
Heineken NV	106,756	11,132,374
Wolters Kluwer NV	11,747	1,245,109
		20,497,249
South Korea — 0.8%
Samsung Electronics Co. Ltd.	102,176	6,317,053
Spain — 1.0%
Aena SME SA, 144A*	42,448	7,313,537
Sweden — 1.6%
Essity AB (Class B Stock)	394,678	12,246,696
Switzerland — 7.8%
Adecco Group AG	46,670	2,344,552
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Cie Financiere Richemont SA (Class A Stock)	80,228	$8,327,580
Julius Baer Group Ltd.	49,125	3,261,791
Nestle SA	145,143	17,503,319
Roche Holding AG	50,917	18,615,318
Sonova Holding AG	6,849	2,595,588
UBS Group AG	388,567	6,231,257
		58,879,405
United Kingdom — 9.3%
Burberry Group PLC	184,142	4,500,775
Compass Group PLC*	240,128	4,898,401
Diageo PLC	376,152	18,175,566
Linde PLC (NYSE)	12,215	3,583,637
Linde PLC (AQUIS)	45,719	13,492,042
Reckitt Benckiser Group PLC	129,512	10,203,378
Rolls-Royce Holdings PLC*	3,300,852	6,183,165
Whitbread PLC*	79,445	3,512,289
WPP PLC	425,049	5,695,028
		70,244,281
United States — 56.8%
3M Co.	56,286	9,873,690
Abbott Laboratories	93,981	11,101,975
Accenture PLC (Class A Stock)	63,019	20,161,038
American Express Co.	57,568	9,644,367
Amphenol Corp. (Class A Stock)	61,210	4,482,408
Aon PLC (Class A Stock)	34,239	9,784,479
Aptiv PLC*	26,486	3,945,619
Boston Scientific Corp.*	239,885	10,408,610
Carrier Global Corp.	40,343	2,088,154
Charles Schwab Corp. (The)	152,779	11,128,422
Cisco Systems, Inc.	57,000	3,102,510
Cognizant Technology Solutions Corp. (Class A Stock)	105,623	7,838,283
Colgate-Palmolive Co.	83,444	6,306,697
Comcast Corp. (Class A Stock)	434,470	24,299,907
Cooper Cos., Inc. (The)	18,207	7,525,135
eBay, Inc.	116,324	8,104,293
Equifax, Inc.	40,059	10,151,752
Fidelity National Information Services, Inc.	87,876	10,692,752
Fiserv, Inc.*	100,723	10,928,445
Goldman Sachs Group, Inc. (The)	32,644	12,340,411
Honeywell International, Inc.	77,220	16,392,262
International Flavors & Fragrances, Inc.	29,865	3,993,548
Kansas City Southern	35,617	9,639,385
Liberty Broadband Corp. (Class C Stock)*	60,011	10,363,900
Marriott International, Inc. (Class A Stock)*	29,733	4,403,160
Medtronic PLC	174,462	21,868,812
Microchip Technology, Inc.	25,197	3,867,488
Omnicom Group, Inc.	23,932	1,734,113
Oracle Corp.	150,340	13,099,124
Otis Worldwide Corp.	50,053	4,118,361
PayPal Holdings, Inc.*	34,560	8,992,858
PPG Industries, Inc.	51,876	7,418,787
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Schneider Electric SE	134,984	$22,441,750
Stryker Corp.	50,780	13,391,702
Thermo Fisher Scientific, Inc.	45,871	26,207,479
Union Pacific Corp.	28,942	5,672,921
United Parcel Service, Inc. (Class B Stock)	40,797	7,429,134
Visa, Inc. (Class A Stock)(a)	97,716	21,766,239
Walt Disney Co. (The)*	79,719	13,486,063
Waters Corp.*	19,228	6,870,164
Willis Towers Watson PLC	34,134	7,934,790
Zimmer Biomet Holdings, Inc.	45,527	6,663,332
		431,664,319

Total Common Stocks (cost $492,024,797)		751,471,175

	Units
Warrants* — 0.0%
Switzerland
Cie Financiere Richemont SA, expiring 11/22/23	180,680	85,304
(cost $0)

Total Long-Term Investments (cost $492,024,797)		751,556,479

	Shares
Short-Term Investments — 3.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	565,830	565,830
PGIM Institutional Money Market Fund (cost $27,931,310; includes $27,929,643 of cash collateral for securities on loan)(b)(wa)	27,948,079	27,931,310

Total Short-Term Investments (cost $28,497,140)		28,497,140

TOTAL INVESTMENTS—102.7% (cost $520,521,937)		780,053,619

Liabilities in excess of other assets — (2.7)%		(20,334,354)

Net Assets — 100.0%		$759,719,265

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AQUIS	Aquis Exchange
NYSE	New York Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,944,704; cash collateral of $27,929,643 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2